Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Property and equipment, gross	$ 374,843	$ 351,605	$ 348,405
Less: accumulated depreciation and amortization	(220,863)	(213,362)	(143,469)
Property and equipment, net	153,980	138,243	204,936
Machinery and Equipment [Member]
Property and equipment, gross	234,706	234,706	231,506
Computer Equipment [Member]
Property and equipment, gross	10,908	12,448	12,448
Furniture and Fixtures [Member]
Property and equipment, gross	82,779	97,451	97,451
Leasehold Improvements [Member]
Property and equipment, gross	$ 46,450	$ 7,000	$ 7,000